Form N-1A Cover	Aug. 20, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE 2023 ETF SERIES TRUST II
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 20, 2025
Prospectus Date	Aug. 20, 2025